                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4132

                        RIVERSOURCE SELECTED SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
PRECIOUS METALS AND MINING FUND


--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
SEPTEMBER 30, 2010

RIVERSOURCE PRECIOUS METALS AND MINING FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   21

Notes to Financial Statements......   25

Approval of Investment Management
  Services Agreement...............   40

Proxy Voting.......................   43



 In August 2010, the Board of Directors of RiverSource Precious Metals and Mining Fund (the "Fund") approved a proposal to merge the Fund with and into Columbia Energy and Natural Resources Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about Columbia Energy and Natural Resources Fund and the definitive terms of the proposed merger will be included in proxy materials.

 The merger is subject to certain conditions, including final approval by shareholders of the Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Fund later this year or in early 2011, and the meeting of shareholders to consider the merger will be held in the first half of 2011.


SEE THE FUND'S PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUND.


--------------------------------------------------------------------------------
2  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Precious Metals and Mining Fund (the Fund) Class A shares increased 21.85% (excluding sales charge) for the six months ended Sept. 30, 2010.

> The Fund outperformed its benchmark, the Philadelphia Stock Exchange Gold &
  Silver Index (Philadelphia Index), which increased 19.68% for the six-month period.

> The Fund underperformed its peer group, as represented by the Lipper Precious
  Metals Funds Index, which increased 26.93% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
RiverSource Precious
  Metals and Mining Fund
  Class A (excluding
  sales charge)             +21.85%   +30.32%  +10.37%  +19.15%   +21.45%
-------------------------------------------------------------------------
Philadelphia Stock
  Exchange Gold & Silver
  Index (unmanaged)(1)      +19.68%   +19.94%   +6.15%  +12.83%   +16.12%
-------------------------------------------------------------------------
Lipper Precious Metals
  Funds Index
  (unmanaged)(2)            +26.93%   +38.62%  +12.41%  +21.52%   +24.67%
-------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Philadelphia Stock Exchange Gold & Silver Index is an unmanaged capitalization-weighted index which includes the leading companies involved in the mining of gold and silver. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Precious Metals Funds Index includes the 10 largest gold funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
4  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------

AT SEPT. 30, 2010
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/22/85)                +21.85%   +30.32%  +10.37%  +19.15%   +21.45%       N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                +21.47%   +29.42%   +9.53%  +18.23%   +20.52%       N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                +21.42%   +29.45%   +9.55%  +18.24%   +20.54%       N/A
------------------------------------------------------------------------------------
Class I (inception
  7/15/04)                +22.18%   +30.91%  +10.86%  +19.67%      N/A     +18.72%
------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                +21.97%   +30.51%  +10.73%  +19.46%   +21.71%       N/A
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/22/85)                +14.84%   +22.83%   +8.21%  +17.74%   +20.73%       N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                +16.47%   +24.42%   +8.79%  +18.02%   +20.52%       N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                +20.42%   +28.45%   +9.55%  +18.24%   +20.54%       N/A
------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------

LOGO

      Equity Style
Value    Blend   Growth
                    X     Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the fund's portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
6  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

Gold mining                                67.9%
------------------------------------------------
Other metals & mining                      25.8%
------------------------------------------------
Chemicals                                   4.0%
------------------------------------------------
Energy                                      1.7%
------------------------------------------------
Other(2)                                    0.6%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

Kinross Gold Corp. (Canada)                 9.6%
------------------------------------------------
Goldcorp, Inc. (Canada)                     6.8%
------------------------------------------------
Eldorado Gold Corp. (Canada)                5.2%
------------------------------------------------
Cia de Minas Buenaventura SA, ADR (Peru)    5.1%
------------------------------------------------
Gold Fields Ltd., ADR (South Africa)        4.9%
------------------------------------------------
Silver Wheaton Corp. (Canada)               4.8%
------------------------------------------------
Randgold Resources Ltd., ADR (South
  Africa)                                   4.6%
------------------------------------------------
AngloGold Ashanti Ltd., ADR (South Africa)  4.5%
------------------------------------------------
Yamana Gold, Inc. (Canada)                  4.1%
------------------------------------------------
Agnico-Eagle Mines Ltd. (Canada)            3.8%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

TOP FIVE COUNTRIES(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

Canada                                     62.8%
------------------------------------------------
South Africa                               15.6%
------------------------------------------------
United States                              14.2%
------------------------------------------------
Peru                                        5.1%
------------------------------------------------
United Kingdom                              1.4%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2010  SEPT. 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,218.50        $ 7.06         1.27%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.70        $ 6.43         1.27%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,214.70        $11.33         2.04%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.84        $10.30         2.04%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,214.20        $11.27         2.03%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.89        $10.25         2.03%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,221.80        $ 4.57          .82%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.96        $ 4.15          .82%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,219.70        $ 6.34         1.14%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.35        $ 5.77         1.14%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2010: +21.85% for Class A, +21.47% for Class B, +21.42% for Class C, +22.18% for Class I and +21.97% for Class R4.


--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

SEPT. 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (0.7%)
Equinox Minerals Ltd.                                  204,478(b)          $1,148,909
-------------------------------------------------------------------------------------

CANADA (62.4%)
Agnico-Eagle Mines Ltd.                                 94,848              6,737,053
Agrium, Inc.                                            17,604              1,320,124
Alamos Gold, Inc.                                      182,757              3,116,125
Barrick Gold Corp.                                     136,617              6,324,001
Clifton Star Resources, Inc.                           116,120(b)             476,355
Detour Gold Corp.                                      196,606(b)           5,680,111
Eastern Platinum Ltd.                                1,510,472(b)           2,085,030
Eldorado Gold Corp.                                    499,440              9,234,324
Endeavour Silver Corp.                                 300,462(b,d)         1,217,971
European Goldfields Ltd.                               226,026(b)           2,394,948
First Quantum Minerals Ltd.                             27,879(d)           2,120,669
Gammon Gold, Inc.                                      274,864(b)           1,915,792
Goldcorp, Inc.                                         276,681             12,041,158
Greystar Resources Ltd.                                215,876(b)             870,891
IAMGOLD Corp.                                          203,612              3,606,310
Ivanhoe Mines Ltd.                                      99,432(b)           2,327,703
Kinross Gold Corp.                                     913,075             17,144,551
New Gold, Inc.                                         934,491(b)           6,289,124
Northgate Minerals Corp.                               103,612(b)             313,243
Pan American Silver Corp.                               95,192              2,816,731
Potash Corp. of Saskatchewan, Inc.                      14,045              2,023,042
SEMAFO, Inc.                                           279,009(b,d)         2,636,306
Silver Standard Resources, Inc.                         61,745(b,d)         1,233,665
Silver Wheaton Corp.                                   321,451(b)           8,562,027
Teck Resources Ltd., Class B                            40,187              1,653,265
Yamana Gold, Inc.                                      645,336              7,356,830
                                                                      ---------------
Total                                                                     111,497,349
-------------------------------------------------------------------------------------

CHILE (0.3%)
Sociedad Quimica y Minera de Chile SA, ADR              10,559(d)             509,366
-------------------------------------------------------------------------------------

PERU (5.0%)
Cia de Minas Buenaventura SA, ADR                      198,841(d)           8,983,636
-------------------------------------------------------------------------------------

SOUTH AFRICA (15.5%)
AngloGold Ashanti Ltd., ADR                            172,719(d)           7,986,527
Aquarius Platinum Ltd.                                 244,664              1,308,988
Gold Fields Ltd., ADR                                  572,614(d)           8,743,816
Impala Platinum Holdings Ltd.                           56,089              1,449,536
Randgold Resources Ltd., ADR                            81,156              8,234,088
                                                                      ---------------
Total                                                                      27,722,955
-------------------------------------------------------------------------------------

UNITED KINGDOM (1.4%)
Centamin Egypt Ltd.                                    375,165(b,d)         1,028,449
Lonmin PLC                                              55,126(b)           1,445,220
                                                                      ---------------
Total                                                                       2,473,669
-------------------------------------------------------------------------------------

UNITED STATES (14.1%)
Allied Nevada Gold Corp.                               168,936(b)           4,465,218
Alpha Natural Resources, Inc.                           30,305(b)           1,247,051
Cliffs Natural Resources, Inc.                          14,942                955,093
Freeport-McMoRan Copper & Gold, Inc.                    73,357              6,263,954
Jaguar Mining, Inc.                                    150,436(b,d)           972,489
Newmont Mining Corp.                                    85,752              5,386,083
Peabody Energy Corp.                                    34,826(d)           1,706,822


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED STATES (CONT.)
Stillwater Mining Co.                                   53,611(b,d)          $902,809
The Mosaic Co.                                          56,512              3,320,645
                                                                      ---------------
Total                                                                      25,220,164
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $105,793,613)                                                     $177,556,048
-------------------------------------------------------------------------------------



WARRANTS (0.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
CANADA
Kinross Gold Corp.                                     26,3599(b,e)          $112,744
-------------------------------------------------------------------------------------
TOTAL WARRANTS
(Cost: $25,205)                                                              $112,744
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
Columbia Short-Term Cash Fund, 0.245%                1,196,951(f)          $1,196,951
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,196,951)                                                         $1,196,951
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.0%)
                                   EFFECTIVE         PRINCIPAL
ISSUER                               YIELD             AMOUNT                VALUE(a)
REPURCHASE AGREEMENTS(G)
Cantor Fitzgerald & Co.
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $5,000,053                          0.380%          $5,000,000            $5,000,000
Deutsche Bank AG
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $6,286,897                          0.300            6,286,845             6,286,845
Merrill Lynch Government Securities Income
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $5,000,042                          0.300            5,000,000             5,000,000
Nomura Securities
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $5,000,044                          0.320            5,000,000             5,000,000
Pershing LLC
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $2,000,028                          0.500            2,000,000             2,000,000
                                                                      ---------------
Total                                                                      23,286,845
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $23,286,845)                                                       $23,286,845
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $130,302,614)(h)                                                  $202,152,588
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At Sept. 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Sept. 30, 2010 was $112,744 representing less than 0.06% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     ------------------------------------------------------------------------
     Kinross Gold Corp.                   03-30-07 thru 09-08-09      $25,205


(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.380%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Grantor Trust                             $9,917
Fannie Mae Interest Strip                            24,434
Fannie Mae Pool                                     715,995
Fannie Mae Principal Strip                           26,957
Fannie Mae REMICS                                   926,252
Fannie Mae Whole Loan                                23,055
FHLMC Multifamily Structured Pass Through
  Certificates                                        8,278
FHLMC Structured Pass Through Securities             44,919
Freddie Mac Non Gold Pool                           329,541
Freddie Mac Reference REMIC                           4,117
Freddie Mac REMICS                                  228,693
Freddie Mac Strips                                   40,878
Ginnie Mae I Pool                                   128,198
Ginnie Mae II Pool                                  491,674
Government National Mortgage Association            519,260
United States Treasury Inflation Indexed Bonds       35,841
United States Treasury Note/Bond                  1,318,682
United States Treasury Strip Coupon                 179,511
United States Treasury Strip Principal               35,597
Cash Collateral In Lieu Of Securities                 8,040
-----------------------------------------------------------
Total market value of collateral securities      $5,099,839
-----------------------------------------------------------




--------------------------------------------------------------------------------
12  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



DEUTSCHE BANK AG (0.300%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $3,079,472
Freddie Mac Gold Pool                             3,333,110
-----------------------------------------------------------
Total market value of collateral securities      $6,412,582
-----------------------------------------------------------


MERRILL LYNCH GOVERNMENT SECURITIES INCOME
(0.300%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $2,639,165
Fannie Mae REMICS                                 1,563,690
Government National Mortgage Association            897,152
-----------------------------------------------------------
Total market value of collateral securities      $5,100,007
-----------------------------------------------------------


NOMURA SECURITIES (0.320%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
United States Treasury Note/Bond                 $5,100,001
-----------------------------------------------------------
Total market value of collateral securities      $5,100,001
-----------------------------------------------------------


PERSHING LLC (0.500%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                    $821,787
Fannie Mae REMICS                                    77,841
Fannie Mae Whole Loan                                 2,161
Federal National Mortgage Association               115,037
Freddie Mac Gold Pool                               235,110
Freddie Mac Non Gold Pool                            44,601
Freddie Mac REMICS                                  193,361
Ginnie Mae I Pool                                   161,446
Ginnie Mae II Pool                                   83,354
Government National Mortgage Association             18,408
United States Treasury Inflation Indexed Bonds           29
United States Treasury Note/Bond                    248,518
United States Treasury Strip Coupon                   1,658
United States Treasury Strip Principal               36,689
-----------------------------------------------------------
Total market value of collateral securities      $2,040,000
-----------------------------------------------------------




--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(h) At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $130,303,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $73,376,000
     Unrealized depreciation                          (1,526,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $71,850,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
14  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                              FAIR VALUE AT SEPT. 30, 2010
                           ------------------------------------------------------------------
                                 LEVEL 1            LEVEL 2
                              QUOTED PRICES          OTHER          LEVEL 3
                                IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)             IDENTICAL ASSETS(b)       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                $177,556,048               $--         $--        $177,556,048
  Warrants                          112,744                --          --             112,744
---------------------------------------------------------------------------------------------
Total Equity Securities         177,668,792                --          --         177,668,792
---------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)                1,196,951                --          --           1,196,951
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --        23,286,845          --          23,286,845
---------------------------------------------------------------------------------------------
Total Other                       1,196,951        23,286,845          --          24,483,796
---------------------------------------------------------------------------------------------
Total                          $178,865,743       $23,286,845         $--        $202,152,588
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.



--------------------------------------------------------------------------------
16  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
SEPT. 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $105,818,818)             $177,668,792
  Affiliated money market fund (identified cost $1,196,951)           1,196,951
  Investments of cash collateral received for securities on loan
    (identified cost $23,286,845)                                    23,286,845
-------------------------------------------------------------------------------
Total investments in securities (identified cost $130,302,614)      202,152,588
Cash                                                                     18,263
Capital shares receivable                                               134,963
Dividends and accrued interest receivable                                34,593
-------------------------------------------------------------------------------
Total assets                                                        202,340,407
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  270,240
Payable upon return of securities loaned                             23,286,845
Accrued investment management services fees                               3,956
Accrued distribution fees                                                 1,605
Accrued transfer agency fees                                              4,216
Accrued administrative services fees                                        297
Accrued plan administration services fees                                    83
Other accrued expenses                                                   63,336
-------------------------------------------------------------------------------
Total liabilities                                                    23,630,578
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $178,709,829
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    121,365
Additional paid-in capital                                          127,115,524
Accumulated net investment loss                                      (6,352,816)
Accumulated net realized gain (loss)                                (14,024,459)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         71,850,215
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $178,709,829
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 22,890,953
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $160,614,376           10,789,816                      $14.89(1)
Class B          $ 12,259,444              906,978                      $13.52
Class C          $  5,607,763              424,631                      $13.21
Class I          $     14,985                  989                      $15.15
Class R4         $    213,261               14,122                      $15.10
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $15.80. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   429,537
Income distributions from affiliated money market fund                   4,014
Income from securities lending -- net                                   32,019
Foreign taxes withheld                                                 (29,869)
------------------------------------------------------------------------------
Total income                                                           435,701
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    553,530
Distribution fees
  Class A                                                              177,542
  Class B                                                               67,219
  Class C                                                               23,913
Transfer agency fees
  Class A                                                              139,353
  Class B                                                               14,139
  Class C                                                                4,775
  Class R4                                                                  59
Administrative services fees                                            48,138
Plan administrative services fees -- Class R4                              233
Compensation of board members                                            2,276
Custodian fees                                                           4,160
Printing and postage                                                    18,960
Registration fees                                                       18,692
Professional fees                                                       12,981
Other                                                                    4,026
------------------------------------------------------------------------------
Total expenses                                                       1,089,996
------------------------------------------------------------------------------
Investment income (loss) -- net                                       (654,295)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              3,654,962
  Foreign currency transactions                                           (687)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              3,654,275
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        29,374,827
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               33,029,102
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $32,374,807
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     SEPT. 30, 2010  MARCH 31, 2010
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $   (654,295)   $   (734,099)
Net realized gain (loss) on investments                                   3,654,275      20,138,896
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     29,374,827      21,626,556
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          32,374,807      41,031,353
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --      (2,729,572)
    Class B                                                                      --        (201,942)
    Class C                                                                      --         (63,307)
    Class I                                                                      --            (287)
    Class R4                                                                     --          (4,832)
---------------------------------------------------------------------------------------------------
Total distributions                                                              --      (2,999,940)
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         10,227,902      40,671,647
  Class B shares                                                          1,098,539       2,963,447
  Class C shares                                                            974,863       2,278,316
  Class R4 shares                                                            20,026         178,202
Reinvestment of distributions at net asset value
  Class A shares                                                                 --       2,661,548
  Class B shares                                                                 --         193,383
  Class C shares                                                                 --          54,908
  Class R4 shares                                                                --           4,796
Conversions from Class B to Class A
  Class A shares                                                          3,574,912       2,272,439
  Class B shares                                                         (3,574,912)     (2,272,439)
Payments for redemptions
  Class A shares                                                        (15,771,832)    (39,595,226)
  Class B shares                                                         (1,315,995)     (3,859,395)
  Class C shares                                                           (568,105)     (1,158,136)
  Class R4 shares                                                           (21,970)       (115,135)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (5,356,572)      4,278,355
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  27,018,235      42,309,768
Net assets at beginning of period                                       151,691,594     109,381,826
---------------------------------------------------------------------------------------------------
Net assets at end of period                                            $178,709,829    $151,691,594
---------------------------------------------------------------------------------------------------
Accumulated net investment loss/excess of distributions over net
  investment income                                                    $ (6,352,816)   $ (5,698,521)
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                      SIX MONTHS
                                                   ENDED SEPT. 30,                        YEAR ENDED MARCH 31,
CLASS A                                                  2010           -------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                    $12.22           $9.04       $11.92      $14.08      $14.73       $8.98
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)           (.05)        (.02)       (.05)       (.07)       (.04)
Net gains (losses) (both realized and
 unrealized)                                              2.72            3.47        (2.41)       1.98        1.37        5.79
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.67            3.42        (2.43)       1.93        1.30        5.75
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --            (.24)        (.07)      (1.01)      (1.08)         --
Distributions from realized gains                           --              --         (.38)      (3.08)       (.87)         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.24)        (.45)      (4.09)      (1.95)         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $14.89          $12.22        $9.04      $11.92      $14.08      $14.73
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            21.85%          37.95%      (19.71%)     16.44%       9.00%      64.03%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.27%(b)        1.43%        1.52%       1.34%       1.40%       1.46%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.73%)(b)       (.44%)       (.18%)      (.34%)      (.52%)      (.32%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $161            $133          $94        $115         $98         $87
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%             72%         340%        241%        114%        111%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                      SIX MONTHS
                                                   ENDED SEPT. 30,                        YEAR ENDED MARCH 31,
CLASS B                                                  2010           -------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                    $11.13           $8.26       $10.93      $13.21      $13.93       $8.56
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.08)           (.12)        (.08)       (.15)       (.17)       (.12)
Net gains (losses) (both realized and
 unrealized)                                              2.47            3.15        (2.21)       1.84        1.28        5.49
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.39            3.03        (2.29)       1.69        1.11        5.37
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --            (.16)          --        (.89)       (.96)         --
Distributions from realized gains                           --              --         (.38)      (3.08)       (.87)         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.16)        (.38)      (3.97)      (1.83)         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.52          $11.13        $8.26      $10.93      $13.21      $13.93
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            21.47%          36.73%      (20.27%)     15.59%       8.13%      62.73%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           2.04%(b)        2.20%        2.27%       2.11%       2.15%       2.22%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.51%)(b)      (1.17%)       (.93%)     (1.11%)     (1.28%)     (1.10%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12             $14          $13         $19         $18         $20
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%             72%         340%        241%        114%        111%
-------------------------------------------------------------------------------------------------------------------------------



                                                      SIX MONTHS
                                                   ENDED SEPT. 30,                        YEAR ENDED MARCH 31,
CLASS C                                                  2010           -------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                    $10.88           $8.09       $10.75      $13.08      $13.81       $8.48
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.09)           (.12)        (.08)       (.14)       (.17)       (.12)
Net gains (losses) (both realized and
 unrealized)                                              2.42            3.10        (2.18)       1.81        1.27        5.45
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.33            2.98        (2.26)       1.67        1.10        5.33
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --            (.19)        (.02)       (.92)       (.96)         --
Distributions from realized gains                           --              --         (.38)      (3.08)       (.87)         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.19)        (.40)      (4.00)      (1.83)         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.21          $10.88        $8.09      $10.75      $13.08      $13.81
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            21.42%          36.93%      (20.33%)     15.56%       8.14%      62.85%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           2.03%(b)        2.18%        2.29%       2.09%       2.15%       2.20%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.48%)(b)      (1.23%)       (.96%)     (1.06%)     (1.28%)     (1.11%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6              $4           $2          $2          $2          $2
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%             72%         340%        241%        114%        111%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
22  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                   ENDED SEPT. 30,                        YEAR ENDED MARCH 31,
CLASS I                                                  2010           -------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                    $12.40           $9.17       $12.08      $14.22      $14.86       $9.02
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)           (.00)(c)      .03         .01        (.02)        .02
Net gains (losses) (both realized and
  unrealized)                                             2.77            3.52        (2.45)       2.00        1.39        5.82
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.75            3.52        (2.42)       2.01        1.37        5.84
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --            (.29)        (.11)      (1.07)      (1.14)         --
Distributions from realized gains                           --              --         (.38)      (3.08)       (.87)         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.29)        (.49)      (4.15)      (2.01)         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.15          $12.40        $9.17      $12.08      $14.22      $14.86
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            22.18%          38.47%      (19.25%)     16.93%       9.39%      64.75%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .82%(b)         .97%        1.05%        .94%        .97%       1.00%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.28%)(b)        .02%         .31%        .06%       (.11%)       .16%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--          $--         $--         $--         $--
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%             72%         340%        241%        114%        111%
-------------------------------------------------------------------------------------------------------------------------------



                                                      SIX MONTHS
                                                   ENDED SEPT. 30,                        YEAR ENDED MARCH 31,
CLASS R4                                                 2010           -------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                    $12.38           $9.17       $12.09      $14.22      $14.86       $9.04
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)           (.04)         .01         .00(c)     (.05)       (.01)
Net gains (losses) (both realized and
 unrealized)                                              2.76            3.52        (2.44)       2.00        1.39        5.83
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.72            3.48        (2.43)       2.00        1.34        5.82
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --            (.27)        (.11)      (1.05)      (1.11)         --
Distributions from realized gains                           --              --         (.38)      (3.08)       (.87)         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.27)        (.49)      (4.13)      (1.98)         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.10          $12.38        $9.17      $12.09      $14.22      $14.86
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            21.97%          38.04%      (19.30%)     16.86%       9.18%      64.38%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.14%(b)        1.24%        1.40%       1.24%       1.24%       1.28%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.14%(b)        1.24%        1.10%       1.00%       1.23%       1.28%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.59%)(b)       (.33%)        .13%       (.01%)      (.36%)      (.12%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--          $--         $--         $--         $--
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%             72%         340%        241%        114%        111%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) Rounds to less than $0.01 per share.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF SEPT. 30, 2010)

1. ORGANIZATION

RiverSource Precious Metals and Mining Fund (the Fund) is a series of RiverSource Selected Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals).

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Sept. 30, 2010, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to

--------------------------------------------------------------------------------
26  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At Sept. 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Sept. 30, 2010 was $112,744 representing 0.06% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15%

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


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28  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2010

At Sept. 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPT. 30, 2010


  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                          $2,330
----------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                         RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                            $--
----------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At Sept. 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency contracts opened, and subsequently closed, was $423,681 for the six months ended Sept. 30, 2010.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.80% to 0.675% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Precious Metals Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $88,309 for the six months ended Sept. 30, 2010. The management fee for the six months ended Sept. 30, 2010 was 0.69% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.


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30  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended Sept. 30, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Sept. 30, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares that varied by class and annual asset-based service fees based on the Fund's average daily net assets attributable to Class R4 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc.), which are intended to reimburse the Transfer Agent for certain sub-transfer

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

For the six months ended Sept. 30, 2010, the Fund's effective transfer agent fee rate as a percentage of average net assets was as follows:

      CLASS A              CLASS B              CLASS C              CLASS R4
----------------------------------------------------------------------------------
       0.20%                0.21%                0.20%                0.06%


Class I shares do not pay transfer agent fees.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $364,000 and $42,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $76,878 for Class A, $3,245 for Class B and $782 for Class C for the six months ended Sept. 30, 2010.


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32  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES Effective June 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until May 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.46%
Class B..............................................  2.22
Class C..............................................  2.22
Class I..............................................  1.05
Class R4.............................................  1.35


For the six months ended Sept. 30, 2010, the waiver was not invoked since the Fund's expenses were below the cap amount.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,983,038 and $10,039,283, respectively, for the six months ended Sept. 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                       SEPT. 30, 2010   MARCH 31, 2010
----------------------------------------------------------------------
CLASS A
Sold                                        780,422        3,637,656
Converted from Class B*                     286,451          216,603
Reinvested distributions                         --          223,097
Redeemed                                 (1,202,847)      (3,585,156)
----------------------------------------------------------------------
Net increase (decrease)                    (135,974)         492,200
----------------------------------------------------------------------



--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                      SIX MONTHS ENDED    YEAR ENDED
                                       SEPT. 30, 2010   MARCH 31, 2010
----------------------------------------------------------------------
CLASS B
Sold                                         92,708          300,017
Reinvested distributions                         --           17,741
Converted to Class A*                      (315,248)        (237,946)
Redeemed                                   (110,843)        (380,555)
----------------------------------------------------------------------
Net increase (decrease)                    (333,383)        (300,743)
----------------------------------------------------------------------

CLASS C
Sold                                         83,288          221,770
Reinvested distributions                         --            5,155
Redeemed                                    (47,798)        (116,704)
----------------------------------------------------------------------
Net increase (decrease)                      35,490          110,221
----------------------------------------------------------------------

CLASS R4
Sold                                          1,474           15,158
Reinvested distributions                         --              397
Redeemed                                     (1,671)          (9,221)
----------------------------------------------------------------------
Net increase (decrease)                        (197)           6,334
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Sept. 30, 2010, securities valued at $22,890,953 were on loan, secured by cash collateral of $23,286,845 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also

--------------------------------------------------------------------------------
34  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $32,019 earned from securities lending for the six months ended Sept. 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $9,820,133 and $8,734,871, respectively, for the six months ended Sept. 30, 2010. The income distributions received with respect to the Fund's investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in Columbia Short-Term Cash Fund at Sept. 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended Sept. 30, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, post-October losses, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $14,911,599 at March 31, 2010, that if not offset by capital gains will expire in 2017. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

GEOGRAPHIC CONCENTRATION RISK
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

NON-DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment

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36  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

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has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

SECTOR RISK
The Fund invests a significant part of its total assets in securities of companies primarily engaged in exploration, mining, processing or distribution of precious metals and non-precious metals and minerals. This may result in greater risk of loss to Fund shareholders than would be the case with an investment in a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies operating in or that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of the Fund has approved in principle the proposed merger of the Fund into Columbia Energy and Natural Resources Fund. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was

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       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required

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38  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

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to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and
Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

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40  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


management style. Further, the Board noted measures taken to address the Fund's performance, including the anticipated change in portfolio manager for the Fund. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio manager expected to assume responsibilities for the Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the legacy RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering continued expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various legacy RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment

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42  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the legacy RiverSource Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2010 SEMIANNUAL REPORT  43

RIVERSOURCE PRECIOUS METALS AND MINING FUND
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM


                                This report must be accompanied or preceded by the Fund's
                                current  prospectus. The Fund is distributed by Columbia
                                Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                 S-6144 AC (11/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in
         Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

          There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

          (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.


          (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Selected Series, Inc.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date November 19, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date November 19, 2010